Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2018
Approval Of Consolidated Financial Statements [Abstract]
Approval of Consolidated Financial Statements	Note 33. Approval of Consolidated Financial Statements These consolidated financial statements were approved by the Board of Directors and authorized for issue on April 29, 2019.